ASSET RETIREMENT OBLIGATION ("ARO")	12 Months Ended
Dec. 31, 2021
ASSET RETIREMENT OBLIGATION ("ARO")
ASSET RETIREMENT OBLIGATION ("ARO")

10) ASSET RETIREMENT OBLIGATION (“ARO”)

($ thousands)	December 31, 2021	December 31, 2020
Balance, beginning of year	$102,325	$106,274
Change in estimates	26,586	3,020
Property acquisition and development activity	1,304	1,615
Bruin acquisition (Note 3)	21,964	—
Dunn County acquisition (Note 3)	5,880	—
Divestments (Note 3)	(13,525)	(758)
Settlements	(12,951)	(13,275)
Government assistance	(4,594)	—
Accretion expense	5,825	5,449
Balance, end of year	$132,814	$102,325

Enerplus has estimated the present value of its asset retirement obligation to be $132.8 million at December 31, 2021 based on a total undiscounted, uninflated liability of $303.3 million (December 31, 2020 – $102.3 million and $273.8 million, respectively). Enerplus’ asset retirement obligation expenditures are mainly expected to be incurred between 2036 and 2051.

In 2021, Enerplus benefited from provincial government assistance to support the clean-up of inactive or abandoned crude oil and natural gas wells. These programs provide funding directly to oil field service contractors engaged by Enerplus to perform abandonment, remediation, and reclamation work. The funding received by the contractor is reflected as a reduction to ARO. For the year ended December 31, 2021, Enerplus benefited from $4.6 million (2020 – nil) in government assistance, which has been recorded as part of Other income in the Consolidated Statements of Income/(Loss).